INCOME TAXES (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Tax [Line Items]
Statutory domestic (Chile) income tax rate	27.00%	27.00%	27.00%
Tax Expense at statutory tax rate	$ 104,171	$ (228,514)	$ (387,319)
Tax effect of foreign tax rates	2,418	8,853	(9,984)
Tax effect of income exempt from taxation	85,540	80,229	62,879
Tax effect of not deductible expenses	(61,380)	(40,149)	(29,050)
Tax rate effect of previously unrecognized tax loss	0	81	0
Tax effect of a new evaluation of deferred tax assets	(79,121)	1,557	13,345
Tax effect of change in tax rates	0	0	(46,215)
Tax effect of tax provided in excess in prior periods	(11,037)	4,716	(2,036)
Other tax rate effects	(13,298)	31,106	(4,534)
Total adjustments to tax expense at applicable tax rate	(76,878)	86,393	(15,595)
Tax benefit (expense) at effective tax rate	$ 27,293	$ (142,121)	$ (402,914)